Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Commitments for purchases of property, plant and equipment and other commitments	¥80,670	¥55,571